Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of fair value of plan assets [line items]
Net derivative liability	$ 41,411	$ 40,654
Canada plan [member]
Disclosure of fair value of plan assets [line items]
Net derivative liability	29	30
Debt securities and deposits issued	0	0
Securities and deposits issued	0	0
Debt securities daily quoted prices in active markets	372	285
Investment funds and other assets daily quoted prices in active markets	$ 40	$ 33